Pensions - Sensitivities of the present value of defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pensions
Weighted average duration of defined benefit obligation	20 years	22 years
Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Active members	10.70%	14.20%
Deferred members	47.60%	50.90%
Pensioners and dependants	41.70%	34.90%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (2,917)	£ (2,585)
(Decrease)/ increase in value of liabilities	1,926	2,384
Increase in net pension assets/ (obligations)	£ 991	£ 201
Inflation | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 1,883	£ 2,204
(Decrease)/ increase in value of liabilities	(1,329)	(1,603)
Increase in net pension assets/ (obligations)	£ (554)	£ (601)
Credit spreads | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (3)	£ (6)
(Decrease)/ increase in value of liabilities	1,926	2,384
Increase in net pension assets/ (obligations)	(1,923)	(2,378)
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Scheme
Pensions
Increase in net pension assets/ (obligations)	6,900	7,800
Net pension assets/obligations, assuming no change in one of the actuarial assumption	3,600	3,900
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	(300)	(600)
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Scheme
Pensions
Increase in net pension assets/ (obligations)	5,300	6,100
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,800	1,900
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	(2,400)	(2,800)
Credit spreads | Actuarial assumption of longevity, no change | Main Scheme
Pensions
Increase in net pension assets/ (obligations)	3,800	4,500
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (4,500)	(5,100)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year
Increase in net pension assets/ (obligations)	£ 2,300	2,900
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,800)	(1,900)
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (6,600)	(7,400)
Credit spreads | Actuarial assumption of longevity, increase by 2 years | Main Scheme
Pensions
Actuarial assumption of longevity increase	2 years
Increase in net pension assets/ (obligations)	£ 800	1,300
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(3,600)	(3,900)
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (8,700)	£ (9,700)
Longevity increase | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of liabilities	£ (1,790)	£ (1,930)
Increase in net pension assets/ (obligations)	£ 1,790	£ 1,930
Pension increase | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of liabilities	£ (1,485)	£ (1,608)
Increase in net pension assets/ (obligations)	£ 1,485	£ 1,608
Equity values | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 442	£ 454
Increase in net pension assets/ (obligations)	£ (442)	£ (454)